Debt - Additional Information (Details) - USD ($)				1 Months Ended					11 Months Ended	12 Months Ended
	Feb. 05, 2021	Jul. 20, 2020	Apr. 20, 2020	Feb. 05, 2021	Apr. 30, 2020	Mar. 31, 2019	Feb. 28, 2019	Sep. 30, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 02, 2021	Jul. 31, 2019	Jan. 31, 2018	Dec. 21, 2017
Debt Instrument [Line Items]
Repayments of debt				$ 0					$ 0	$ 101,132,000	$ 400,000,000
Borrowings on credit facilities				177,500,000					40,000,000	210,000,000	755,000,000
Gain (loss) on extinguishment of debt, net				0					0	17,254,000	30,616,000
Noble Finance Company
Debt Instrument [Line Items]
Repayments of debt				0					0	101,132,000	400,000,000
Borrowings on credit facilities				177,500,000					40,000,000	210,000,000	755,000,000
Gain (loss) on extinguishment of debt, net				$ 0					0	17,254,000	30,616,000
Rig, Noble Joe Knight | Noble Finance Company
Debt Instrument [Line Items]
Purchase price of asset acquired							$ 83,800,000
Rig, Noble Johnny Whitstine | Noble Finance Company
Debt Instrument [Line Items]
Purchase price of asset acquired								$ 93,800,000
Interest Payable In Cash | Second Lien Notes Indenture | Noble Finance Company
Debt Instrument [Line Items]
Debtor-in-possession financing, Interest rate on borrowings	11.00%			11.00%
Interest Payable Half In Cash And Half By Issuing P I K Notes | Second Lien Notes Indenture | Noble Finance Company
Debt Instrument [Line Items]
Debtor-in-possession financing, Interest rate on borrowings	13.00%			13.00%
Interest Payable By Issuing P I K Notes | Second Lien Notes Indenture | Noble Finance Company
Debt Instrument [Line Items]
Debtor-in-possession financing, Interest rate on borrowings	15.00%			15.00%
Participants In The Rights Offering | Ordinary Shares | Noble Finance Company
Debt Instrument [Line Items]
Plan of reorganization, shares issued, subscription price	$ 200,000,000.0			$ 200,000,000.0
Participants In The Rights Offering | Ordinary Shares | Second Lien Notes Indenture | Noble Finance Company
Debt Instrument [Line Items]
Plan of reorganization, shares issued, subscription price	200,000,000.0			200,000,000.0
Line of Credit | The 2017 Credit Facility | Noble Finance Company
Debt Instrument [Line Items]
Maximum borrowing capacity under credit facilities														$ 1,300,000,000		$ 1,500,000,000
Outstanding borrowings										545,000,000.0
Borrowings on credit facilities					$ 100,000,000.0
Line of Credit | 2015 Credit Facility | Noble Finance Company
Debt Instrument [Line Items]
Loss on extinguishment of debt												$ 2,300,000
Secured Debt | Second Lien Notes Indenture | Noble Finance Company
Debt Instrument [Line Items]
Debtor-in-possession financing, amount arranged	$ 216,000,000.0			216,000,000.0
Debtor-in-possession financing, backstop fee				$ 16,000,000.0
Debt redemption rice, percentage of principal amount redeemed	106.00%
Debt redemption, change of control period	120 days
Secured Debt | Seller Loan Due February 2023 [Member] | Noble Finance Company
Debt Instrument [Line Items]
Financed value							$ 53,600,000	$ 60,000,000.0
Principal payment due at the end of the term, percentage							95.00%	95.00%
Repayments of debt			$ 48,100,000
Period following payment date for debt termination		90 days
Long-term debt		$ 0
Senior unsecured revolving credit facility maturity period							4 years	4 years
Principal payment due at the end of the third year, percentage							5.00%	5.00%
Interest rate, paid in cash							4.25%	4.25%
Paid-in-kind interest rate							1.25%	1.25%
Paid in cash and paid-in-kind interest rate							8.91%	8.91%
Secured Debt | 2018 Seller Loan | Noble Finance Company
Debt Instrument [Line Items]
Repayments of debt			$ 53,600,000
Period following payment date for debt termination		90 days
Secured Debt | Seller loans | Noble Finance Company
Debt Instrument [Line Items]
Minimum liquidity								$ 300,000,000.0
Principal payment due at the end of the term, percentage					85.00%
Debt to total capitalization ratio requirement								0.55
Gain (loss) on extinguishment of debt, net										17,300,000
Senior Notes | Noble Finance Company
Debt Instrument [Line Items]
Gain (loss) on extinguishment of debt, net						$ 31,300,000
Aggregate principal amount of senior notes repurchased						440,900,000
Debt repurchase amount						$ 400,000,000.0
Credit facility | Noble Finance Company
Debt Instrument [Line Items]
Maximum borrowing capacity under credit facilities															$ 300,000,000.0
Credit facility | 2015 Credit Facility | Noble Finance Company
Debt Instrument [Line Items]
Extinguishment of debt											$ 300,000,000.0
Credit facility | Line of Credit | Noble Finance Company
Debt Instrument [Line Items]
Debtor-in-possession financing, letters of credit outstanding									8,800,000
Credit facility | Line of Credit | Exit Credit Agreement
Debt Instrument [Line Items]
Debt financial maintenance covenant, ratio of asset coverage aggregate rig value to aggregate principal amount of loans and letters of credit outstanding	2.00			2.00
Credit facility | Line of Credit | Exit Credit Agreement | Noble Finance Company
Debt Instrument [Line Items]
Debtor-in-possession financing, amount arranged	$ 675,000,000.0			$ 675,000,000.0
Debtor-in-possession financing, borrowings outstanding									177,500,000
Debtor-in-possession financing, increase of basis spread on variable rate	50.00%			50.00%
Debtor-in-possession financing, basis spread on variable rate, additional increase under conditions	50.00%			50.00%
Debt restrictive covenants, maximum available cash after borrowings	$ 100,000,000.0			$ 100,000,000.0
Debt covenant, consolidated leverage ratio (maximum)	5.50			5.50
Debt restrictive covenants, outstanding borrowing	$ 610,000,000.0			$ 610,000,000.0
Debt restrictive covenants, asset coverage ratio	2.00			2.00
Debt mandatory prepayments term, available cash benchmark	$ 150,000,000.0			$ 150,000,000.0
Minimum liquidity	$ 25,000,000.0			$ 25,000,000.0
Credit facility | Line of Credit | The 2017 Credit Facility | Noble Finance Company
Debt Instrument [Line Items]
Credit facility, ability to increase (up to)										500,000,000.0
Credit facility | Line of Credit | Debt Covenant Period One | Exit Credit Agreement | Noble Finance Company
Debt Instrument [Line Items]
Debt financial maintenance covenant, ratio of adjusted EBITDA to cash interest expense	2.00			2.00
Credit facility | Line of Credit | Debt Covenant Period Two | Exit Credit Agreement | Noble Finance Company
Debt Instrument [Line Items]
Debt financial maintenance covenant, ratio of adjusted EBITDA to cash interest expense	2.25			2.25
Credit facility | Line of Credit | LIBOR | Exit Credit Agreement | Noble Finance Company
Debt Instrument [Line Items]
Debtor-in-possession financing, increase of basis spread on variable rate	4.75%			4.75%
Credit facility | Line of Credit | Base Rate | Exit Credit Agreement | Noble Finance Company
Debt Instrument [Line Items]
Debtor-in-possession financing, increase of basis spread on variable rate	3.75%			3.75%
Credit facility | Line of Credit | Base Rate | Exit Credit Agreement | Reserve-Adjusted One-Month LIBOR | Noble Finance Company
Debt Instrument [Line Items]
Debtor-in-possession financing, increase of basis spread on variable rate	1.00%			1.00%
Credit facility | Letters of credit | Exit Credit Agreement | Noble Finance Company
Debt Instrument [Line Items]
Debtor-in-possession financing, borrowings outstanding									0
Debtor-in-possession financing, letters of credit outstanding	$ 8,800,000			$ 8,800,000
Credit facility | Unsecured Debt | Noble Finance Company
Debt Instrument [Line Items]
Debtor-in-possession financing, letters of credit outstanding									$ 6,300,000
Letters Of Credit and Surety Bonds | Line of Credit | Noble Finance Company
Debt Instrument [Line Items]
Outstanding borrowings										6,000,000.0
Letters of credit | The 2017 Credit Facility | Noble Finance Company
Debt Instrument [Line Items]
Outstanding borrowings													$ 545,000,000.0
Letters of credit | Line of Credit | Exit Credit Agreement | Noble Finance Company
Debt Instrument [Line Items]
Debtor-in-possession financing, amount arranged	$ 67,500,000			$ 67,500,000
Letter of Credit | Line of Credit | The 2017 Credit Facility | Noble Finance Company
Debt Instrument [Line Items]
Current borrowing capacity										15,000,000.0
Outstanding borrowings										$ 8,800,000